Unsecured Notes Payable and Warrants (Details Textual) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 08, 2019	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 £ / shares	Jan. 31, 2019 USD ($)
Unsecured Notes Payable and Warrants (Textual)
Aggregate principal amount of Unsecured Notes			$ 200	$ 200
Unsecured Notes interest			7.00%
Issuance of unsecured notes, description			In conjunction with the issuance of the Unsecured Notes, the note holders were also issued a warrant to subscribe for $7,500 new PPL or Eygen ordinary shares for every $10,000 of principal issued, respectively, provided that a certain qualifying event occurs within the three years of issuance.
Fair value of warrant liabilities			$ 24,000
Loss on extinguishment of debt			33	3,470
Repayment of unsecured notes			(300)	(50)
SalvaRx [Member]
Unsecured Notes Payable and Warrants (Textual)
Aggregate principal amount of Unsecured Notes							$ 3,960
Unsecured Notes interest							7.00%
Acquistion, description	the Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or a qualifying event), that bear interest of 7% (the "SalvaRx Notes")	the acquisition date, the fair value of the SalvaRx Notes was determined to be $3.4 million (see Note 9) using a 12.5% market interest rate to discount all payments of principal and interest due to the holders of such notes through the date of maturity. The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10.0 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx.
Loss on extinguishment of debt	$ 3,370		33
Repayment of unsecured notes	$ 0		(300)
IOX [Member]
Unsecured Notes Payable and Warrants (Textual)
Acquistion, description	Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the "Convertible Notes"), of which the Company holds $1.9 million.
Convertible Notes mature				50	$ 50
Convertible Notes, per share | £ / shares						£ 120
Conversion amount	$ 2,000
Loss on extinguishment of debt			0	100
Repayment of unsecured notes			$ 0	$ 0